Solar Energy Systems Held for Development and Sale (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Solar Energy Systems Held For Development and Sale [Abstract]
Under development	$ 419.7	$ 133.8
Systems held for sale	40.4	0
Total solar energy systems held for development and sale	$ 460.1	$ 133.8